Reserves - Schedule of Reserves (Details) - Reserve [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reserves [Line Items]
Foreign currency translation reserve	$ 271,902	$ (4,412,218)
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	4,743,075	790,690
Total	$ 49,013,687	$ 40,377,182